Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenues
Total net sales	$ 144,050	$ 149,377
Cost of revenues
Total cost of sales	80,153	83,982
Gross profit	63,897	65,395
Operating expenses
Research and development, net	23,977	21,475
Selling, general and administrative	64,373	60,717
Total operating expenses	88,350	82,192
Operating loss	(24,453)	(16,797)
Financial income (expenses), net	1,217	773
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(23,236)	(16,024)
Income tax benefit (expenses)	716	3,775
Share in net profits (losses) of associated companies	(2,031)	(2,425)
Net loss	$ (25,983)	$ (22,224)
Earnings Per Share, Basic	$ (0.37)	$ (0.33)
Weighted average shares outstanding - diluted	69,993	67,583
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (25,983)	$ (22,224)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2,186)	(2,245)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	682	1,255
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1,504)	(990)
Comprehensive loss attributable to Stratasys Ltd.	(27,487)	(23,214)
Products
Revenues
Total net sales	99,196	100,971
Cost of revenues
Total cost of sales	49,757	51,113
Service [Member]
Revenues
Total net sales	44,854	48,406
Cost of revenues
Total cost of sales	$ 30,396	$ 32,869